Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Cash and deposits in banks
Cash	861,178	824,863
Deposits at the Central Bank of Chile	1,731,079	953,016
Deposits in local banks	948	664
Deposits in banks abroad	961,315	286,898
Subtotals – Cash and deposits in banks	3,554,520	2,065,411

Net cash items in process of collection	156,814	190,714

Cash and cash equivalents	3,711,334	2,256,155

Schedule of cash in process of collection and in process

Cash items in process of collection and in process of being cleared represent domestic transactions which have not been processed through the central domestic clearinghouse or international transactions which may be delayed in settlement due to timing differences. These transactions were as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$

Assets
Documents held by other banks (documents to be cleared)	217,394	210,546
Funds receivable	137,668	143,211
Subtotal	355,062	353,757
Liabilities
Funds payable	198,248	163,043
Subtotal	198,248	163,043

Cash in process of collection, net	156,814	190,714